Property, Plant And Equipment (Tables)	12 Months Ended
Aug. 31, 2020
Property, Plant And Equipment [Abstract]
Schedule Of Net Book Value Of Property, Plant And Equipment
7. PROPERTY, PLANT AND EQUIPMENT

	August 31, 2020			August 31, 2019
	Cost	Accumulatedamortization	Net bookvalue	Cost	Accumulatedamortization	Net bookvalue
	$	$	$	$	$	$
Cable and telecommunications distribution system	7,297	3,699	3,598	6,876	3,456	3,420
Digital cable terminals and modems	937	579	358	980	612	368
Satellite audio, video and data network and DTH receiving equipment	114	68	46	116	56	60
Land and buildings	645	293	352	640	265	375
Data centre infrastructure, data processing and other	638	408	230	597	398	199
Assets under construction	312	–	312	461	–	461
Property, plant and equipment excluding right-of-use assets	9,943	5,047	4,896	9,670	4,787	4,883
Right-of-use assets (note 14)	1,387	141	1,246	–	–	–
Property, plant and equipment	11,330	5,188	6,142	9,670	4,787	4,883

Changes In Net Carrying Amounts Of Property, Plant And Equipment
Changes in the net carrying amounts of property, plant and equipment for 2020 and 2019 are summarized as follows:

	August 31,						August 31,
	2019						2020
	Net bookvalue	Additions	Transfers	Amortization	Disposalsandwritedown	Divestment	Net bookvalue
	$	$	$	$	$	$	$
Cable and telecommunications distribution system	3,420	393	373	(585)	(3)	–	3,598
Digital cable terminals and modems	368	214	–	(223)	(1)	–	358
Satellite audio, video and data network and DTH receiving equipment	60	6	(1)	(17)	(2)	–	46
Land and buildings	375	6	1	(30)	–	–	352
Data centre infrastructure, data processing and other	199	63	29	(54)	(7)	–	230
Assets under construction	461	257	(406)	–	–	–	312
	4,883	939	(4)	(909)	(13)	–	4,896

	August 31,						August 31,
	2018						2019
	Net bookvalue	Additions	Transfers	Amortization	Disposalsandwritedown	Divestment	Net bookvalue
	$	$	$	$	$	$	$
Cable and telecommunications distribution system	3,364	306	295	(540)	(1)	(4)	3,420
Digital cable terminals and modems	386	218	–	(236)	–	–	368
Satellite audio, video and data network and DTH receiving equipment	65	11	–	(16)	–	–	60
Land and buildings	403	2	4	(30)	(4)	–	375
Data centre infrastructure, data processing and other	269	9	18	(50)	(17)	(30)	199
Assets under construction	215	563	(317)	–	–	–	461
	4,702	1,109	–	(872)	(22)	(34)	4,883

In 2020, the Company recognized a net loss of $3 (2019 – net gain of $43) on the disposal of property, plant and equipment.